Other reserves and retained earnings (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 01, 2024
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		$ 8,328
Employee share options: value of services	[1]	(57)	$ (95)	$ (100)
Ending balance		5,114	8,328
Parent and subsidiaries' currency translation and exchange adjustments		4	69
Opening balance		56,341	52,741	57,096
Equity accounted units' profit after tax for the year		838	675	777
Tax relating to components of other comprehensive income		(32)	153	(102)
Dividends paid		(7,553)	(6,928)	(12,137)
Change in equity interest held by Rio Tinto		(380)	0	(3,206)
Equity issued to holders of non-controlling interests		1,574	127	86
Employee share options and other IFRS 2 charges taken to the income statement		150	142	119
Closing balance		57,965	56,341	52,741
Other reserve, share premium		5,114	8,328
Loss on disposal		105
Changes in financial assumption gains		$ 201	$ (407)	3,410
New Zealand Aluminium Smelters Limited
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Group interest (%)		80.00%	79.36%
New Zealand Aluminium Smelters Limited
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Percentage of voting equity interests acquired					20.64%
Investment in equity accounted units
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Changes in financial assumption gains		$ (6)	$ 3	5
Capital redemption reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Capital redemption reserve		51	51	51
Cash flow hedge reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		(59)	(51)	(11)
Cash flow hedge gains/(losses)		13	30	(167)
Cash flow hedge losses/(gains) transferred to the income statement		17	(39)	106
Tax on the above		(10)	1	21
Ending balance		(39)	(59)	(51)
Fair value through other comprehensive income reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		(22)	2	2
(Losses) on equity investments		0	(24)	0
Ending balance		(22)	(22)	2
Cost of hedging reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		(12)	(17)	(21)
Cost of hedging deferred to reserves during the year		3	4	4
Transfer of cost of hedging to the income statement		1	1	0
Ending balance		(8)	(12)	(17)
Other reserves
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		11,542	11,554	11,582
Own shares purchased from Rio Tinto Limited shareholders to satisfy share awards		(44)	(78)	(84)
Employee share options: value of services		76	62	56
Deferred tax on share options		(4)	4	0
Ending balance		11,570	11,542	11,554
Other reserve, share premium		11,570	11,542	11,554
Foreign currency translation reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance		8,328	7,755
Ending balance		5,114	8,328	7,755
Beginning balance		(3,172)	(3,784)	(1,627)
Parent and subsidiaries' currency translation and exchange adjustments		(3,194)	598	(2,235)
Equity accounted units currency translation adjustments		(45)	14	(27)
Currency translation reclassified on disposal(d)		(27)	0	105
Ending balance		(6,438)	(3,172)	(3,784)
Other reserve, share premium		5,114	8,328	7,755
Retained earnings
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Employee share options: value of services	[1]	(13)	(17)	(16)
Opening balance		38,350	35,020	33,857
Parent and subsidiaries' profit for the year		10,697	9,385	11,817
Equity accounted units' profit after tax for the year		855	673	575
Remeasurement gains/(losses) on pension and post-retirement healthcare plans		88	(459)	568
Tax relating to components of other comprehensive income		(23)	151	(118)
Total comprehensive income for the year		11,617	9,750	12,842
Dividends paid		(7,025)	(6,466)	(11,716)
Change in equity interest held by Rio Tinto		(468)	(13)	701
Own shares purchased/treasury shares reissued for share awards and other movements		(13)	(17)	(16)
Equity issued to holders of non-controlling interests		0	0	(711)
Employee share options and other IFRS 2 charges taken to the income statement		78	76	63
Closing balance		42,539	38,350	35,020
Retained earnings | Opening balance as previously reported
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Opening balance		38,350	35,020	33,857
Closing balance			$ 38,350	$ 35,020
Merger reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Ending balance		11,936
Other reserve, share premium		$ 11,936

[1]	Net of contributions received from employees for share awards.